SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of foreign currency exchange rates

	June 30, 2024	March 31, 2024	December 31, 2023	June 30, 2023	March 31, 2023
Period-end date USD: RMB exchange rate	7.2212	7.2021	7.0797	7.1632	6.8688
Average USD for the reporting period: RMB exchange rate	7.1859	7.1589	7.0750	6.9278	6.8419

December 31,	2023	2022
Period-end date USD: RMB exchange rate	7.0971	6.8979
Average USD for the reporting period: RMB exchange rate	7.0750	6.7366